Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Future Contractual Lease Payments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts payable under leases:
Present value of lease liabilities	R$ 1,246	R$ 1,519	R$ 1,587	R$ 2,537
Less: Interest to be appropriated		(287)	(122)
Up to 1 year [Member]
Amounts payable under leases:
Present value of lease liabilities		912	1,174
From 2 to 3 years [Member]
Amounts payable under leases:
Present value of lease liabilities		R$ 894	R$ 535